Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
26 .	Commitments and contingencies
In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.
Operating lease commitment
The Group has entered into
non-cancellable
operating leases covering various facilities. Future minimum lease payments under these non-cancellable
leases as follows:

	Payment due by schedule
	Less than 1 year	1 - 2 years	2 - 3 years	More than 3 years	Total
Office rental	10,926	15,556	14,456	7,228	48,166
For the years ended December 31, 2018, 2019 and 2020, the Group incurred office rental expenses in the amounts of RMB14,250, RMB18,624 and RMB16,410, respectively.
Legal Proceedings
In September 2020, the Company and certain of its officers and directors were named in a putative shareholder class action lawsuit filed in federal court in the United States, captioned Yaroni v. Pintec Technology Holdings Limited, et al., No.
1:20-cv-08062-JMF
(U.S. District Court for the Southern District of New York, Amended Complaint filed February 15, 2021). The complaint alleges, in sum and substance, that defendants made material misstatements and omissions in its Registration Statement in connection with the Company’s initial public offering in October 2018 in violation of the U.S. Securities Act of 1933. This case remains in its preliminary stages, and the Company cannot predict the timing, outcome or consequences of this class action.
Except for the above, we are not aware of any pending or threatened claims and litigation as of December 31, 2020 and through the issuance date of these consolidated financial statements.
Potential penalty regarding financing guarantee services
The Group has provided credit enhancement for loans that the Group facilitates with certain financial partners. Due to the lack of further interpretations, the exact definition and scope of “operating financing guarantee business” under the Financing Guarantee Rules or the Financing Guarantee Supplementary Provisions (“Financing Guarantee Rules”) and what behavior would be deemed as “render any financing guarantee service in disguised form” is unclear. It is uncertain whether the Group would be deemed to operate a financing guarantee business because of the credit enhancement services the Group provides. If the Group’s revenues from financial guarantee are deemed to be in violation of the Financing Guarantee Rules, the Group could be subject to penalties and be required to change the Group’s business model in cooperation with the financial partners.